COMMON SHARES (Details) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in common shares during the period
Outstanding at the beginning of the period (in shares)	705,000,000
Outstanding at the beginning of the period	12,069
Dividend reinvestment and share purchase plan (in shares)			5,400,000
Dividend reinvestment and share purchase plan			202
Exercise of options (in shares)	1,980,000	1,600,000	2,260,000
Outstanding at the end of the period (in shares)	707,000,000	705,000,000
Outstanding at the end of the period	12,149	12,069
Net Income per Share
Weighted average number of common shares outstanding used to calculate basic earnings per share	707,000,000	705,000,000	702,000,000
Weighted average number of common shares outstanding used to calculate diluted earnings per share	708,000,000	706,000,000	703,000,000
Common Shares
Changes in common shares during the period
Outstanding at the beginning of the period (in shares)	705,461,000	703,861,000	696,230,000
Outstanding at the beginning of the period	12,069	12,011	11,745
Dividend reinvestment and share purchase plan (in shares)			5,371,000
Dividend reinvestment and share purchase plan	0	0	202
Exercise of options (in shares)	1,980,000	1,600,000	2,260,000
Exercise of options	80	58	64
Outstanding at the end of the period (in shares)	707,441,000	705,461,000	703,861,000
Outstanding at the end of the period	12,149	12,069	12,011
Net Income per Share
Weighted average number of common shares outstanding used to calculate basic earnings per share	706,700,000	704,600,000	701,600,000
Weighted average number of common shares outstanding used to calculate diluted earnings per share	707,700,000	705,700,000	702,800,000